Average Annual Total Returns (Invesco Van Kampen V.I. Equity and Income Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Government/Credit Index
Average Annual Total Returns
Label	Barclays Capital U.S. Government/Credit Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2003
1 Year	6.59%
5 Years	5.56%
Since Inception	4.72%
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000®Value Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2003
1 Year	15.51%
5 Years	1.28%
Since Inception	6.91%
Series I shares, Invesco Van Kampen V I Equity and Income Fund
Average Annual Total Returns
Label	Series I: Inception (06/01/10) [1]
Inception Date	Jun. 01, 2010
1 Year	12.11%
5 Years	4.32%
Since Inception	7.44%

[1]	Series I shares' performance shown prior to the inception date is that of the predecessor fund's Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund's Class II shares is April 30, 2003.